Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.84%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		976	$97,864
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,983	95,700
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,655	47,846
Vanguard Short-Term Treasury ETF (a)............................................................................		1,657	95,758
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $339,629)			337,168
		Notional
PURCHASED OPTIONS - 119.67% (b)(c)	Contracts	Amount

CALL OPTIONS - 105.00%
iShares Russell 2000 ETF, Expires 9/11/2023, Strike Price $189.67.................................	52	$857,584	51,504
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $410.99................................	24	857,232	40,016
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $0.43...................................	24	857,232	844,046
PUT OPTIONS - 14.67%			935,566

iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.94...................	92	942,540	73,143
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price
$103.19................................................................................................................	92	942,540	52,913
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $164.82................................	24	857,232	4,625
TOTAL PURCHASED OPTIONS (Cost $1,272,014)			130,681
			1,066,247
Total Investments (Cost $1,611,643) - 157.51%............................................................			1,403,415
Liabilities in Excess of Other Assets - (57.51)%..............................................................			(512,452)
....................................................................................TOTAL NET ASSETS - 100.00%			$890,963

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,168.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF..............................	9/11/2023	$205.60	52	$(857,584)	$(28,037)
SPDR S&P 500® Trust ETF............................	9/11/2023	$445.49	24	(857,232)	(17,394)
SPDR S&P 500® Trust ETF............................	9/11/2023	$164.82	24	(857,232)	(477,046)
PUT OPTIONS					(522,477)

iShares 20+ Year Treasury Bond ETF...............	9/11/2023	$108.36	92	(942,540)	(100,282)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	9/11/2023	$108.62	92	(942,540)	(81,828)
SPDR S&P 500® Trust ETF............................	9/11/2023	$369.89	24	(857,232)	(83,673)
TOTAL OPTIONS WRITTEN (Premiums Received $887,669)					(265,783)
					$(788,260)